Equity - Schedule of Warrants Outstanding (Details)	Dec. 31, 2024 $ / shares shares
Exercise Prices One [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	22,750
Exercise Price Per Share | $ / shares	$ 10
Issuance date	Feb. 26, 2020
Expiration date	Feb. 24, 2025
Exercise Prices Two [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	160,727
Exercise Price Per Share | $ / shares	$ 25
Issuance date	Feb. 12, 2021
Expiration date	Feb. 09, 2026
Exercise Prices Three [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	18,774
Exercise Price Per Share | $ / shares	$ 25
Issuance date	Feb. 17, 2021
Expiration date	Feb. 09, 2026
Exercise Prices Four [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	3,571,429
Exercise Price Per Share | $ / shares	$ 1.4
Issuance date	May 29, 2024
Expiration date	Dec. 01, 2025	[1]
Exercise Price Five [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	3,571,429
Exercise Price Per Share | $ / shares	$ 1.4
Issuance date	May 29, 2024
Expiration date	Nov. 29, 2029	[2]
Exercise Prices Six [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	125,000
Exercise Price Per Share | $ / shares	$ 1.75
Issuance date	May 29, 2024
Expiration date	Dec. 01, 2025	[1]
Exercise Prices Seven [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	125,000
Exercise Price Per Share | $ / shares	$ 1.75
Issuance date	May 29, 2024
Expiration date	May 27, 2029	[3]
Exercise Prices Eight [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	25,000
Exercise Price Per Share | $ / shares	$ 3.25
Issuance date	Nov. 26, 2024
Expiration date	Feb. 02, 2027
Exercise Prices Nine [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	25,000
Exercise Price Per Share | $ / shares	$ 4.25
Issuance date	Nov. 26, 2024
Expiration date	Feb. 02, 2027
Exercise Prices Ten [Member]
Schedule of Warrants Outstanding [Line Items]
Number of Warrants	7,645,109

[1]	The earlier of (a) December 1, 2025 and (b) the 60th day following the occurrence of the Series A Milestone Event.
[2]	The earlier of (a) November 29, 2029 and (b) the 60th day following the occurrence of the Series B Milestone Event.
[3]	The earlier of (a) May 27, 2029 and (b) 60 days following the Series B Milestone Event.